Allowance for Loan Losses (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased Loans Allowance Increase	$ 0	$ 0
Outstanding balance and carrying amount of purchased loans
Outstanding balance	760	820
Carrying amount, net of allowance of $0	731	792
Purchased Loans Allowance Reversal	0	0
Commercial: Commercial and other [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	27	27
Commercial: Real Estate [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	621	670
Mortgage [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	$ 112	$ 123